INVENTORIES, NET	12 Months Ended
Sep. 30, 2025
Inventory Disclosure [Abstract]
INVENTORIES, NET

NOTE 6 – INVENTORIES, NET

Inventories, net, consist of the following:

	September 30, 2025	September 30, 2024

Raw materials	$20,814	$862,324
Finished goods	3,723,177	710,006
Inventory valuation allowance	(438,553)	(106)
Total inventory, net	$3,305,438	$1,572,224